NOTE 15. COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Payments, Year Ending December 31
2016	$ 686
2017	149
2018	46
Total	$ 881